INVESTMENTS - Tongcheng - eLong (Details) - CNY (¥) ¥ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	May 31, 2015
Equity method investment disclosures
Carrying value of investments under equity method		¥ 21,767	¥ 19,417
Fair value of preferred shares under available-for-sale		¥ 2,717	6,117
eLong
Equity method investment disclosures
Equity method investment, ownership interest (as a percent)				38.00%
E-dragon
Equity method investment disclosures
Carrying value of investments under equity method			194
Fair value of preferred shares under available-for-sale			¥ 1,700
E-dragon | Other income
Equity method investment disclosures
Recognized gain on equity method investments	¥ 847
Tongcheng-eLong
Equity method investment disclosures
Equity method investment received (as a percent)		27.00%
Carrying value of investments under equity method		¥ 5,300
Total consideration		¥ 1,400